Financial instruments (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions	₨ 882	$ 12	₨ 1,123	₨ (951)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	(435)		2,619	155
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions	883		1,123	(951)
Net gain/(loss) reclassified from equity and recognized as component of revenue occurrence of forecasted transaction	₨ 525		₨ 340	₨ (50)